3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  (215) 981- 4659

direct fax:  (866) 422 - 2114

falcoj@pepperlaw.com

March 1, 2012

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
1933 Act File No. 333-141120
1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed to register for offering and sale a new series of the Trust, the Heitman REIT Fund (the “Fund”).  Upon effectiveness of the Amendment, the Fund will offer Class A, Class Z and Institutional Class shares.

The Fund and its shares are being registered in connection with the proposed reorganization of the Old Mutual Heitman REIT Fund, a series of Old Mutual Funds II, into the Heitman REIT Fund, a series of the Trust (the “Reorganization”), pursuant to an Agreement and Plan of Reorganization (“Reorganization Agreement”).  Accordingly, the Trust intends to submit a registration statement on Form N-14 in connection with the Reorganization.

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If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned at 215.981.4659 or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Joel Weiss
John M. Ford, Esq.